PART A

Hartford Life Insurance Company Separate Account Eleven:

333-151805                             Hartford 403(b) Cornerstone Innovations

Supplement Dated August 17, 2009 to your Prospectus

SUPPLEMENT DATED AUGUST 17, 2009 TO YOUR PROSPECTUS

FUND CLOSURE

THE HARTFORD INCOME ALLOCATION FUND —

Effective after the close of the New York Stock Exchange on July 31, 2009, The Hartford Income Allocation Fund will be closed to contributions and transfers in.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR

FUTURE REFERENCE